Schedule of major customers (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 17,176,161	$ 15,929,773
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 10,003,843	$ 9,007,223
Percentage of revenue	58.00%	57.00%
Trade receivables	$ 937,379	$ 804,952
Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 2,332,646
Percentage of revenue		15.00%
Trade receivables
Customer [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 10,003,843	$ 11,339,869
Percentage of revenue	58.00%	72.00%
Trade receivables	$ 937,379	$ 804,952